Costs - Additional information (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares NUMBER € / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)	May 15, 2024 NUMBER
Costs
Research and development costs	€ 207.0	€ 178.0	€ 166.0
Royalty expense	984.0	1,122.0	1,138.0
Net additions for contingencies	1,117.0	1,397.0	1,369.0
Provisions for redundancy incentives expense	70.0	66.0	56.0
Defined contribution plans expense	€ 110.0	104.0	102.0
Performance period	3 years
Number of other equity instruments granted in share-based payment arrangement | shares	5.78
Weighted average fair value of awarded shares | € / shares	€ 10.6
Directors' remuneration expense	€ 11.8	12.9	13.9
Statutory auditors remuneration expense	€ 0.5	0.5	0.6
Minimum
Costs
Percentage of shares that will vest after vesting period	0.00%
Maximum
Costs
Percentage of shares that will vest after vesting period	180.00%
Long-Term Monetary Incentive Plans
Costs
Number of share-based plans | NUMBER	2
Number of annual awards | NUMBER	3
Vesting period	3 years
Expense from share-based payment transactions with employees	€ 20.0	23.0	20.0
Long-Term Monetary Incentive Plan 2020 - 2022 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares	20,000,000
Long-Term Monetary Incentive Plan 2023 - 2025 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares	16,000,000
Employee Stock Ownership Plan
Costs
Number of annual awards | NUMBER				3
Expense from share-based payment transactions with employees	€ 15.0	€ 1.0
Lock-up clause term	3 years
Number of other equity instruments granted in share-based payment arrangement | shares	3,289,345	3,102,700
Environmental liabilities
Costs
Net additions for contingencies	€ 559.0	€ 848.0	559.0
Provisions for decommissioning of depleted oil and gas assets
Costs
Net additions for contingencies	(9.0)	300.0	305.0
Provisions for litigations
Costs
Net additions for contingencies	268.0	40.0	(87.0)
Exploration & Production
Costs
Prospecting costs, geological and geophysical studies of exploration activities	€ 174.0	€ 186.0	€ 205.0